Nature of Business and Significant Accounting Policies (Details)										3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 13, 2018	Jul. 03, 2018 USD ($)	Jun. 27, 2018 USD ($) shares	Feb. 28, 2018 USD ($)	Feb. 05, 2018 USD ($)	Dec. 04, 2017 USD ($)	Apr. 29, 2015 shares	Dec. 10, 2014 shares	Nov. 12, 2014 shares	Feb. 28, 2019 USD ($)	Feb. 28, 2018 USD ($)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 USD ($)	May 31, 2018 USD ($)	May 31, 2017 USD ($)	Oct. 31, 2018 USD ($)	May 31, 2016 USD ($)
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Number of Subsidiaries			3
Stockholders' Equity Note, Stock Split, Conversion Ratio								0.625
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions				10.00%	10.00%
Financing Receivable, before Allowance for Credit Loss, Current																$ 5,000,000
Note Receivable, Interest Rate																6.00%
Joint Venture Ownership Percentage	80.00%
Cash and Cash Equivalents, at Carrying Value				$ 22,733						$ 11,972,015	$ 22,733	$ 11,972,015	$ 22,733	$ 52,964	$ 78,310		$ 88,244
Number of Reportable Segments												2
Advertising Expense										$ 381,082	$ 26,549		$ 31,797	$ 0	$ 0
Administrative Fees Expense												$ 1,134,322
Accounting Standards Update 2017-11 [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification												$ 1,265,751
Shares of CLS Holdings USA, Inc. [Member] | CLS Labs, Inc. [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions (in Shares) | shares								6,250,000	10,000,000
Oasis Acquisition [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Number of Subsidiaries						3
Payments to Acquire Businesses, Gross			$ 2,050,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares			22,058,823
Liabilities Assumed			$ 204,457
Oasis Acquisition [Member] | Oasis LLCs [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Payments to Acquire Businesses, Gross		$ 6,200,000	$ 5,995,543	$ 6,200,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		90.00%	90.00%	90.00%							90.00%		90.00%
Debt Instrument, Face Amount		$ 4,000,000	$ 4,000,000	$ 4,000,000							$ 4,000,000		$ 4,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares			22,058,823
Oasis Acquisition [Member] | Original Contemplated Transaction Payment [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Payments to Acquire Businesses, Gross			$ 6,200,000
Oasis Acquisition [Member] | Original Contemplated Transaction Payment [Member] | Oasis LLCs [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Payments to Acquire Businesses, Gross			$ 6,200,000
Reverse Merger with CLS Labs [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares							15,000,000
Deposit [Member] | Oasis Acquisition [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Payments to Acquire Businesses, Gross						$ 250,000
Additional Payments [Member] | Oasis Acquisition [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Payments to Acquire Businesses, Gross				$ 1,800,000	$ 1,800,000	$ 1,800,000